INVESTMENTS (Details) £ / shares in Units, £ in Millions			1 Months Ended			9 Months Ended		12 Months Ended
	Jun. 05, 2025 USD ($)	Jun. 05, 2025 GBP (£) £ / shares	Jul. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value, amount						$ 14,200,000		$ 31,000,000.0	$ 35,600,000
Payments to acquire investments						0	$ 1,578,000	1,578,000	18,369,000	$ 9,650,000
Loss on observable price change						$ 0	$ 0	2,000,000	0
TISEG
Equity Securities without Readily Determinable Fair Value [Line Items]
Payments to acquire businesses, gross	$ 69,700,000	£ 51.5
Business combination, price per share (in dollars per share) | £ / shares		£ 22.50
Preacquisition equity interest in acquiree, remeasurement, gain	$ 8,600,000
TISEG
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value, amount								$ 16,800,000	$ 17,300,000
Payments to acquire investments			$ 1,600,000	$ 7,700,000	$ 8,200,000
Loss on observable price change			$ 2,000,000.0
Ownership percentage								29.46%